Commissions and Fee Income and Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commission and fee income and expense:
Commission and fee income	€ 14,102	€ 14,999	€ 16,412
Commission and fee expense	3,100	3,255	3,647
Net commissions and fee income	€ 11,002	€ 11,744	€ 12,765